Non-Controlling Interest (Details) - Schedule of Non-Controlling Interests - Qinghai Found [Member] - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Non-Controlling Interest (Details) - Schedule of Non-Controlling Interests [Line Items]
Balance, Beginning	$ (110,137)	$ (71,199)
Share of net loss	(5,572)	(4,683)
Share of other comprehensive loss	(40,657)	(34,255)
Balance, Ending	$ (156,366)	$ (110,137)